Label	Element	Value
Risk/Return:	oef_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Feb. 28, 2026
Registrant Name	dei_EntityRegistrantName	FRANKLIN NEW YORK TAX FREE INCOME FUND
Entity Central Index Key	dei_EntityCentralIndexKey	0000703112
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jun. 25, 2026
Document Effective Date	dei_DocumentEffectiveDate	Jul. 01, 2026
Entity Investment Company Type	dei_EntityInvCompanyType	N-1A
Prospectus Date	oef_ProspectusDate	Jul. 01, 2026